SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Apr. 11, 2023	Oct. 21, 2022
Ordinary shares, par value				$ 0.001
Ordinary shares, shares authorized			500,000,000	50,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, shares issued	22,304,693	22,304,693	22,304,693
Ordinary shares, shares outstanding	22,304,693	22,304,693
Common Class B [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	8,945,307	8,945,307	8,945,307
Ordinary shares, shares outstanding	8,945,307	8,945,307